UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN 55474
(Address of principal executive offices) (Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Large Cap Growth ETF

January 31, 2015 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks 99.6%

Consumer Discretionary 16.4%

Auto Components 0.6%

Delphi Automotive PLC	573	39,382

Hotels, Restaurants & Leisure 1.5%

Starwood Hotels & Resorts Worldwide, Inc.	1,289	92,770

Internet & Catalog Retail 2.9%

Amazon.com, Inc.(a)	297	105,295
Priceline Group, Inc. (The)(a)	76	76,721
Total		182,016

Media 4.6%
Comcast Corp. Class A	3,551	188,718
DISH Network Corp. Class A(a)	1,477	103,907
Total		292,625

Specialty Retail 3.3%
Lowe’s Cos., Inc.	3,142	212,902

Textiles, Apparel & Luxury Goods 3.5%
Hanesbrands, Inc.	740	82,421
VF Corp.	2,048	142,070
Total		224,491
Total Consumer Discretionary		1,044,186

Consumer Staples 8.2%
Beverages 2.2%
Coca-Cola Enterprises, Inc.	1,374	57,845
Dr Pepper Snapple Group, Inc.	1,082	83,606
Total		141,451
Food & Staples Retailing 3.6%
CVS Health Corp.	1,116	109,546
Kroger Co. (The)	1,712	118,214
Total		227,760
Food Products 2.4%
Mead Johnson Nutrition Co.	1,265	124,590
WhiteWave Foods Co. (The)(a)	916	30,201
Total		154,791
Total Consumer Staples		524,002

Energy 4.5%
Energy Equipment & Services 1.5%
Schlumberger Ltd.	1,141	94,007
Oil, Gas & Consumable Fuels 3.0%
Anadarko Petroleum Corp.	1,151	94,094
EOG Resources, Inc.	504	44,871
Kinder Morgan, Inc.	1,352	55,500
Total		194,465
Total Energy		288,472

Financials 6.1%
Banks 1.5%
Fifth Third Bancorp	1,592	27,541
Wells Fargo & Co.	1,291	67,029
Total		94,570

Issuer	Shares	Value ($)

Common Stocks (continued)

Capital Markets 3.3%
BlackRock, Inc.	120	40,861
Goldman Sachs Group, Inc. (The)	271	46,723
Invesco Ltd.	2,243	82,385
TD Ameritrade Holding Corp.	1,240	40,164
Total		210,133

Real Estate Investment Trusts 1.3%
Simon Property Group, Inc.	423	84,033
Total Financials		388,736

Health Care 19.3%
Biotechnology 9.7%
Alkermes PLC(a)	556	40,171
Biogen Idec, Inc.(a)	242	94,177
BioMarin Pharmaceutical, Inc.(a)	539	52,369
Bluebird Bio, Inc.(a)	180	16,724
Celgene Corp.(a)	1,297	154,551
Clovis Oncology, Inc.(a)	480	31,291
Incyte Corp.(a)	570	45,435
Juno Therapeutics, Inc.(a)	593	25,351
Pharmacyclics, Inc.(a)	282	47,587
Receptos, Inc.(a)	214	23,576
Regulus Therapeutics, Inc.(a)	855	16,373
Vertex Pharmaceuticals, Inc.(a)	622	68,507
Total		616,112

Health Care Equipment & Supplies 3.1%
Align Technology, Inc.(a)	462	24,509
Medtronic PLC	1,233	88,036
Zimmer Holdings, Inc.	759	85,084
Total		197,629

Health Care Providers & Services 4.5%
Express Scripts Holding Co.(a)	1,315	106,134
Laboratory Corp. of America Holdings(a)	547	62,785
McKesson Corp.	560	119,084
Total		288,003

Pharmaceuticals 2.0%
Actavis PLC(a)	483	128,739
Total Health Care		1,230,483

Industrials 11.3%
Aerospace & Defense 4.1%
Honeywell International, Inc.	1,346	131,585
Northrop Grumman Corp.	830	130,268
Total		261,853
Commercial Services & Supplies 0.9%
Tyco International PLC	1,280	52,237
Electrical Equipment 0.9%
Rockwell Automation, Inc.	527	57,401

Industrial Conglomerates 0.5%
Carlisle Cos., Inc.	357	32,016

Issuer	Shares	Value ($)

Common Stocks (continued)

Machinery 4.2%
Ingersoll-Rand PLC	1,577	104,713
Pall Corp.	924	89,406
Snap-on, Inc.	555	73,654
Total		267,773

Road & Rail 0.7%
Kansas City Southern	401	44,146
Total Industrials		715,426

Information Technology 30.9%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	614	77,603

Internet Software & Services 7.0%
Alibaba Group Holding Ltd. ADR(a)	428	38,126
Facebook, Inc. Class A(a)	1,561	118,495
Google, Inc. Class A(a)	216	116,111
Google, Inc. Class C(a)	226	120,802
LinkedIn Corp. Class A(a)	216	48,544
Total		442,078

IT Services 2.3%
Visa, Inc. Class A	572	145,809

Semiconductors & Semiconductor Equipment 4.5%
Avago Technologies Ltd.	797	81,995
Broadcom Corp. Class A	1,896	80,457
KLA-Tencor Corp.	500	30,735
NXP Semiconductors NV(a)	917	72,755
Qorvo, Inc.(a)	298	22,013
Total		287,955

Software 9.0%
Electronic Arts, Inc.(a)	3,516	192,888
Microsoft Corp.	2,458	99,303
Red Hat, Inc.(a)	1,958	124,901
salesforce.com, inc.(a)	1,775	100,199
ServiceNow, Inc.(a)	775	56,497
Total		573,788

Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	3,773	442,045
Total Information Technology		1,969,278

Materials 2.2%
Chemicals 2.2%
Eastman Chemical Co.	760	53,876
Monsanto Co.	707	83,412
Total		137,288
Total Materials		137,288

Telecommunication Services 0.7%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	923	42,190
Total Telecommunication Services		42,190
Total Common Stocks (Cost : $5,663,277)		6,340,061

	Shares	Value ($)

Money Market Funds 1.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	85,311	85,311
Total Money Market Funds (Cost: $85,311)		85,311
Total Investments (Cost: $5,748,588)		6,425,372
Other Assets & Liabilities, Net		(60,333)
Net Assets		6,365,039

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	6,340,061	—	—	6,340,061
Money Market Funds	85,311	—	—	85,311
Total	6,425,372	—	—	6,425,372

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Growth ETF

January 31, 2015 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks 99.8%

Consumer Discretionary 19.9%
Automobiles 2.0%
Tesla Motors, Inc.(a)	843	171,635
Internet & Catalog Retail 8.9%
Amazon.com, Inc.(a)	1,025	363,393
Priceline Group, Inc. (The)(a)	400	403,792
Total		767,185
Specialty Retail 3.3%
Tractor Supply Co.	3,588	291,238
Textiles, Apparel & Luxury Goods 5.7%
Michael Kors Holdings Ltd.(a)	3,266	231,200
NIKE, Inc. Class B	2,808	259,038
Total		490,238
Total Consumer Discretionary		1,720,296

Energy 5.1%
Energy Equipment & Services 1.9%
FMC Technologies, Inc.(a)	4,364	163,563
Oil, Gas & Consumable Fuels 3.2%
Cabot Oil & Gas Corp.	10,301	272,976
Total Energy		436,539

Health Care 27.8%
Biotechnology 19.8%
Alexion Pharmaceuticals, Inc.(a)	980	179,575
Biogen Idec, Inc.(a)	1,019	396,554
Celgene Corp.(a)	3,104	369,873
Pharmacyclics, Inc.(a)	2,612	440,775
Vertex Pharmaceuticals, Inc.(a)	2,958	325,794
Total		1,712,571
Life Sciences Tools & Services 4.3%
Illumina, Inc.(a)	1,885	367,933
Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	5,381	324,313
Total Health Care		2,404,817

Industrials 5.7%
Aerospace & Defense 2.5%
Precision Castparts Corp.	1,054	210,906
Trading Companies & Distributors 3.2%
Fastenal Co.	6,243	277,189
Total Industrials		488,095

Information Technology 38.3%
Internet Software & Services 17.8%
Alibaba Group Holding Ltd. ADR(a)	1,625	144,755
Baidu, Inc. ADR(a)	1,342	292,449
Facebook, Inc. Class A(a)	3,906	296,504
LinkedIn Corp. Class A(a)	1,582	355,539
MercadoLibre, Inc.	1,542	191,115
Twitter, Inc.(a)	6,909	259,295
Total		1,539,657

Issuer	Shares	Value ($)

Common Stocks (continued)
IT Services 7.5%
Cognizant Technology Solutions Corp. Class A(a)	5,526	299,122
Visa, Inc. Class A	1,371	349,482
Total		648,604
Semiconductors & Semiconductor Equipment 3.3%
ARM Holdings PLC ADR	6,003	281,181
Software 9.7%
salesforce.com, inc.(a)	6,389	360,659
Splunk, Inc.(a)	4,053	209,337
VMware, Inc. Class A(a)	3,485	268,694
Total		838,690
Total Information Technology		3,308,132

Materials 3.0%
Chemicals 3.0%
Monsanto Co.	2,227	262,741
Total Materials		262,741
Total Common Stocks (Cost $7,861,171)		8,620,620

Money Market Funds 0.5%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	43,823	43,823
Total Money Market Funds (Cost $43,823)		43,823
Total Investments (Cost: $7,904,994)		8,664,443
Other Assets & Liabilities, Net		(27,782)
Net Assets		8,636,661

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2015.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>             Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end funds). Valuation adjustments are not applied to Level 1 investments.

>             Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>             Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	8,620,620	—	—	8,620,620
Money Market Funds	43,823	—	—	43,823
Total	8,664,443	—	—	8,664,443

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Value ETF

January 31, 2015 (Unaudited)

Issuer	Shares	Value ($)

Common Stocks 99.5%

Consumer Discretionary 6.1%

Multiline Retail 2.4%
Nordstrom, Inc.	2,695	205,359

Specialty Retail 3.7%
Lowe’s Cos., Inc.	4,767	323,012
Total Consumer Discretionary		528,371

Consumer Staples 12.1%

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	931	133,124

Food Products 3.9%
Tyson Foods, Inc. Class A	8,566	334,417

Tobacco 6.7%
Altria Group, Inc.	6,376	338,566
Philip Morris International, Inc.	2,994	240,238
Total		578,804
Total Consumer Staples		1,046,345

Energy 14.1%

Oil, Gas & Consumable Fuels 14.1%
Anadarko Petroleum Corp.	2,902	237,239
Chevron Corp.	1,255	128,675
ConocoPhillips	2,653	167,086
Marathon Oil Corp.	3,548	94,377
Marathon Petroleum Corp.	2,412	223,327
Valero Energy Corp.	4,673	247,108
Williams Cos., Inc. (The)	2,790	122,369
Total		1,220,181
Total Energy		1,220,181

Financials 23.7%

Banks 13.8%
Bank of America Corp.	15,082	228,492
Citigroup, Inc.	7,330	344,144
JPMorgan Chase & Co.	5,763	313,392
Wells Fargo & Co.	5,886	305,601
Total		1,191,629

Capital Markets 3.0%
Morgan Stanley	7,785	263,211

Insurance 6.9%
MetLife, Inc.	4,773	221,944
Prudential Financial, Inc.	2,287	173,538
Unum Group	6,363	197,635
Total		593,117
Total Financials		2,047,957

Health Care 9.4%

Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	1,852	130,214

Health Care Providers & Services 3.8%
Express Scripts Holding Co.(a)	1,226	98,951
Humana, Inc.	1,576	230,789
Total		329,740

Issuer	Shares	Value ($)

Common Stocks (continued)

Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	5,770	347,758
Total Health Care		807,712

Industrials 11.7%

Aerospace & Defense 6.9%
General Dynamics Corp.	1,162	154,790
Honeywell International, Inc.	2,050	200,408
United Technologies Corp.	2,059	236,332
Total		591,530

Road & Rail 4.8%
CSX Corp.	6,054	201,598
Union Pacific Corp.	1,833	214,846
Total		416,444
Total Industrials		1,007,974

Information Technology 11.5%

Communications Equipment 1.7%
Juniper Networks, Inc.	6,414	145,790

Electronic Equipment, Instruments & Components 1.6%
Corning, Inc.	5,744	136,535

IT Services 4.0%
Teradata Corp.(a)	7,712	343,647

Semiconductors & Semiconductor Equipment 4.2%
Applied Materials, Inc.	15,942	364,115
Total Information Technology		990,087

Materials 4.5%

Chemicals 2.8%
E.I. du Pont de Nemours & Co.	3,410	242,826

Metals & Mining 1.7%
Freeport-McMoRan, Inc.	8,639	145,222
Total Materials		388,048

Telecommunication Services 3.9%

Diversified Telecommunication Services 3.9%
Verizon Communications, Inc.	7,318	334,506
Total Telecommunication Services		334,506

Utilities 2.5%

Independent Power and Renewable Electricity Producers 2.5%
AES Corp. (The)	17,934	219,153
Total Utilities		219,153
Total Common Stocks (Cost: $7,385,294)		8,590,334

	Shares	Value ($)

Money Market Funds 0.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(b)	52,767	52,767

Total Money Market Funds (Cost: $52,767)		52,767
Total Investments (Cost: $7,438,061)		8,643,101
Other Assets & Liabilities, Net		(11,695)
Net Assets		8,631,406

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             The rate shown is the seven-day current annualized yield at January 31, 2015.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>    Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>   Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>    Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	8,590,334	—	—	8,590,334
Money Market Funds	52,767	—	—	52,767
Total	8,643,101	—	—	8,643,101

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Core Bond ETF

January 31, 2015 (Unaudited)

Issuer	Principal Amount ($)	Value ($)

Corporate Bond & Notes 37.2%

Aerospace & Defense 0.7%
L-3 Communications Corp.
3.950%, 11/15/16	20,000	20,857
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,323
Total		36,180

Automotive 0.9%
Ford Motor Credit Co. LLC
0.702%, 11/08/16(a)	25,000	24,856
Toyota Motor Credit Corp.
0.432%, 05/16/17(a)	25,000	24,960
Total		49,816

Banking 4.6%
Bank of America Corp.
6.400%, 08/28/17	40,000	44,649
Bank of America NA
0.521%, 06/15/16(a)	10,000	9,935
Citigroup, Inc.
4.500%, 01/14/22	10,000	11,200
Fifth Third Bancorp
0.667%, 12/20/16(a)	10,000	9,942
2.300%, 03/01/19	25,000	25,391
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	10,000	11,467
6.000%, 06/15/20	30,000	35,352
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,539
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	25,697
6.400%, 05/15/38	10,000	13,772
KeyCorp
2.300%, 12/13/18	25,000	25,441
Morgan Stanley
4.750%, 03/22/17	10,000	10,680
Wells Fargo & Co.
1.250%, 02/13/15	10,000	10,002
Total		245,067

Chemicals 0.7%
Eastman Chemical Co.
5.500%, 11/15/19	15,000	17,109
LYB International Finance BV
4.000%, 07/15/23	20,000	21,131
Total		38,240

Construction Machinery 1.2%
Caterpillar Financial Services Corp.
0.474%, 02/26/16(a)	10,000	10,015
5.450%, 04/15/18	30,000	33,735
John Deere Capital Corp.
0.544%, 01/16/18(a)	10,000	9,997
0.875%, 04/17/15	10,000	10,011
Total		63,758

Issuer	Principal Amount ($)	Value ($)

Corporate Bond & Notes (continued)

Diversified Manufacturing 0.5%
United Technologies Corp.
3.100%, 06/01/22	25,000	26,290

Electric 2.4%
Berkshire Hathaway Energy Co.
5.750%, 04/01/18	14,000	15,863
Duke Energy Ohio, Inc.
0.375%, 03/06/15(a)	10,000	9,999
Entergy Corp.
3.625%, 09/15/15	10,000	10,166
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,948
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,221
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	10,428
PPL Energy Supply LLC
4.600%, 12/15/21	15,000	13,474
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	16,006
Southern Power Co.
4.875%, 07/15/15	30,000	30,558
Total		128,663

Environmental 0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,632

Food and Beverage 1.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	34,729
Campbell Soup Co.
3.800%, 08/02/42	2,000	1,832
ConAgra Foods, Inc.
3.200%, 01/25/23	19,000	19,118
PepsiCo, Inc.
0.444%, 02/26/16(a)	10,000	10,011
Total		65,690

Foreign Agencies 0.5%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	14,415
Petroleos Mexicanos
5.500%, 06/27/44	10,000	10,050
Total		24,465

Gas Pipelines 2.3%
El Paso Corp.
6.500%, 09/15/20	20,000	23,054
El Paso Pipeline Partners Operating Co. LLC
4.300%, 05/01/24	15,000	15,434
5.000%, 10/01/21	10,000	10,755
Energy Transfer Partners LP
6.500%, 02/01/42	10,000	11,963
Kinder Morgan Energy Partners LP
3.500%, 03/01/21	10,000	10,103

Issuer	Principal Amount ($)	Value ($)

Corporate Bond & Notes (continued)

NiSource Finance Corp.
5.250%, 02/15/43	10,000	12,412
5.800%, 02/01/42	15,000	19,744
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,583
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	10,000	9,461
Total		123,509

Health Care 1.6%
Becton, Dickinson and Co.
2.675%, 12/15/19	5,000	5,132
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	32,983
Boston Scientific Corp.
6.250%, 11/15/15	15,000	15,600
McKesson Corp.
3.250%, 03/01/16	30,000	30,699
Total		84,414

Healthcare Insurance 0.4%
Aetna, Inc.
2.750%, 11/15/22	10,000	10,123
Anthem, Inc.
3.300%, 01/15/23	10,000	10,225
Total		20,348

Independent Energy 0.8%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	22,233
Encana Corp.
3.900%, 11/15/21	10,000	9,981
Nexen Energy ULC
5.875%, 03/10/35	10,000	12,028
Total		44,242

Integrated Energy 1.0%
Murphy Oil Corp.
5.125%, 12/01/42	10,000	8,517
Shell International Finance BV
3.100%, 06/28/15	10,000	10,108
Total Capital International SA
3.750%, 04/10/24	30,000	32,751
Total		51,376

Life Insurance 2.2%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	20,234
Hartford Financial Services Group, Inc. (The)
5.375%, 03/15/17	25,000	27,062
MetLife, Inc.
6.400%, 12/15/36	40,000	45,400
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,760
6.625%, 06/21/40	5,000	7,105
Total		116,561

Issuer	Principal Amount ($)	Value ($)

Corporate Bond & Notes (continued)

Media Cable 1.4%
Comcast Corp.
5.150%, 03/01/20	20,000	23,097
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,179
6.375%, 03/01/41	10,000	12,484
Time Warner Cable, Inc.
7.300%, 07/01/38	20,000	28,032
Total		71,792

Media Non-Cable 0.3%
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	15,000	15,225

Metals 1.2%
Alcoa, Inc.
5.400%, 04/15/21	15,000	16,644
6.750%, 07/15/18	5,000	5,675
Arcelormittal
6.250%, 03/01/21	5,000	5,156
Freeport-McMoRan, Inc.
3.100%, 03/15/20	10,000	9,223
Rio Tinto Finance USA PLC
1.125%, 03/20/15	15,000	15,012
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	9,508
Total		61,218

Midstream 0.2%
Kinder Morgan, Inc.
3.050%, 12/01/19	10,000	10,092

Non-Captive Consumer 0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	11,055

Non-Captive Diversified 1.0%
General Electric Capital Corp.
2.300%, 04/27/17	10,000	10,293
4.375%, 09/16/20	40,000	44,737
Total		55,030

Oil Field Services 0.1%
Weatherford International Ltd.
5.125%, 09/15/20	5,000	4,400

Other Financial Institutions 0.4%
NYSE Euronext
2.000%, 10/05/17	20,000	20,340

Pharmaceuticals 0.6%
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	30,270

Property & Casualty 1.2%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	32,782
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,219
Liberty Mutual Group, Inc.
4.950%, 05/01/22	20,000	22,273
Total		65,274

Issuer	Principal Amount ($)	Value ($)

Corporate Bond & Notes (continued)

Railroads 1.4%
Burlington Northern Santa Fe LLC
3.050%, 03/15/22	15,000	15,590
4.550%, 09/01/44	10,000	11,388
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	11,533
CSX Corp.
7.375%, 02/01/19	30,000	36,425
Total		74,936

REITs 0.6%
Boston Properties LP
4.125%, 05/15/21	15,000	16,425
Duke Realty LP
6.750%, 03/15/20	5,000	6,000
Simon Property Group LP
2.150%, 09/15/17	10,000	10,235
Total		32,660

Restaurants 0.7%
McDonald’s Corp.
2.625%, 01/15/22	10,000	10,199
Yum! Brands, Inc.
3.875%, 11/01/23	25,000	26,247
Total		36,446

Supermarkets 0.1%
Safeway, Inc.
4.750%, 12/01/21	3,000	3,036

Supranational 0.5%
European Investment Bank
5.125%, 05/30/17	25,000	27,504

Technology 2.9%
Apple, Inc.
2.850%, 05/06/21	15,000	15,758
Cisco Systems, Inc.
2.125%, 03/01/19	5,000	5,131
4.450%, 01/15/20	30,000	33,775
Intel Corp.
3.300%, 10/01/21	25,000	26,905
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	32,250
Oracle Corp.
6.500%, 04/15/38	30,000	42,496
Total		156,315

Transportation Services 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42	10,000	12,227

Wireless 0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	22,219

Wirelines 2.2%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,087
5.800%, 02/15/19	30,000	34,523
Telecom Italia Capital SA
7.175%, 06/18/19	5,000	5,725

Issuer	Principal Amount ($)	Value ($)

Corporate Bond & Notes (continued)
Verizon Communications, Inc.
2.625%, 02/21/20	32,000	32,368
3.000%, 11/01/21	10,000	10,146
6.350%, 04/01/19	20,000	23,427
Total		116,276

Total Corporate Bond & Notes (Cost: $1,859,292)		1,978,566

U.S. Government & Agency Obligations 32.4%
Federal National Mortgage Association 16.2%
2.375%, 07/28/15	100,000	101,086
3.000%, 02/15/30(b)	125,000	131,436
3.500%, 01/25/24	23,636	24,546
3.500%, 02/15/30(b)	75,000	79,627
3.500%, 02/15/45(b)	100,000	105,647
4.000%, 03/01/26	22,245	23,812
4.000%, 02/15/30(b)	50,000	52,938
4.000%, 06/25/37	1,782	1,800
4.000%, 03/01/41	57,438	61,555
4.000%, 02/15/45(b)	50,000	53,547
4.500%, 02/01/22	7,414	7,793
4.500%, 08/01/39	83,785	92,468
4.500%, 03/01/41	13,881	15,382
4.500%, 03/01/41	29,276	31,873
5.000%, 03/01/24	2,445	2,639
5.000%, 10/01/39	27,182	30,048
5.500%, 04/01/38	10,620	11,862
6.000%, 09/01/39	15,748	17,852
6.500%, 09/01/38	13,959	15,948
Total		861,859

Federal Home Loan Mortgage Corporation 8.2%
2.500%, 05/27/16	200,000	205,680
3.500%, 03/15/24	5,174	5,289
3.500%, 09/15/24	4,110	4,265
3.750%, 03/27/19	100,000	110,524
5.000%, 02/01/40	61,947	68,524
5.500%, 05/01/35	24,118	27,073
6.000%, 10/01/38	9,385	10,594
6.500%, 08/01/38	1,169	1,331
Total		433,280

Government National Mortgage Association 8.0%
1.883%, 04/16/32	21,561	21,650
2.169%, 11/16/37	3,696	3,708
2.210%, 11/16/34	5,932	5,935
2.210%, 12/16/35	14,642	14,708
3.500%, 02/15/44(b)	50,000	52,903
4.000%, 02/15/45(b)	75,000	80,535
4.500%, 02/15/45(b)	200,000	218,328
5.000%, 02/15/40	18,503	20,415

Issuer	Principal Amount ($)	Value ($)

U.S. Government & Agency Obligations 32.4% (continued)
6.000%, 12/15/37	8,556	9,658
Total		427,840
Total U.S. Government & Agency Obligations (Cost: $1,676,824)		1,722,979

U.S. Treasury Obligations 24.9%
U.S. Treasury Bond 9.3%
2.750%, 08/15/42	55,000	60,629
4.375%, 02/15/38	70,000	98,372
4.375%, 05/15/41	80,000	115,256
5.000%, 05/15/37	65,000	99,196
5.250%, 11/15/28	50,000	69,941
5.375%, 02/15/31	35,000	51,152
Total		494,546

U.S. Treasury Inflation Indexed Note 7.5%
0.125%, 04/15/16	75,000	80,559
0.125%, 04/15/19	100,000	102,514
0.125%, 01/15/22	75,000	79,359
1.125%, 01/15/21	120,000	139,361
Total		401,793

U.S. Treasury Note 7.4%
0.250%, 02/15/15	75,000	75,003
2.125%, 01/31/21	80,000	83,381
2.250%, 07/31/21	80,000	83,975
7.500%, 11/15/24	100,000	153,055
Total		395,414

U.S. Treasury Inflation Indexed Bond-0.7%
2.375%, 01/15/27	25,000	36,724
Total U.S. Treasury Obligations (Cost: $1,212,232)		1,328,477

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds 2.1%

California 0.6%
State of California
7.550%, 04/01/39	20,000	32,408

Illinois 1.0%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	39,685
State of Illinois
5.877%, 03/01/19	10,000	11,237
Total		50,922

Ohio 0.5%
Bowling Green State University
Revenue Bonds

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds 2.1% (continued)
5.080%, 06/01/18	20,000	22,150
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	5,107
Total		27,257
Total Municipal Bonds (Cost: $91,422)		110,587

Asset-Backed Securities — Non-Agency 1.7%
Resolution Funding Corp Principal Strip
0.000%, 10/15/19	25,000	23,312
Small Business Administration Participation Certificates
3.920%, 10/01/29	30,801	33,048
3.150%, 07/01/33	22,982	24,255
Smart Trust/Australia
0.840%, 09/14/16	7,952	7,954
Toyota Auto Receivables Owner Trust
0.750%, 02/16/16	1,705	1,706
Total Asset-Backed Securities — Non-Agency (Cost: $85,078)		90,275

Issuer	Principal Amount ($)	Value ($)

Mortgage-Backed Securities 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49(c)	25,000	26,483
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39(c)	25,000	26,647
Wachovia Bank Commercial Mortgage Trust
5.270%, 12/15/44(a)(c)	16,211	16,488
Total Mortgage-Backed Securities (Cost: $72,662)		69,618

Foreign Government Obligations 0.6%
Brazilian Government International Bond
7.875%, 03/07/15	10,000	10,059
Mexico Government International Bond
3.625%, 03/15/22	8,000	8,236
Turkey Government International Bond
6.875%, 03/17/36	10,000	12,925
Total Foreign Government Obligations (Cost: $28,563)		31,220

	Shares	Value ($)

Money Market Funds 15.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.000%(d)	830,978	830,978
Total Money Market Funds
(Cost: $830,978)		830,978
Total Investments
(Cost: $5,857,051)		6,162,700
Other Assets & Liabilities, Net		(841,720)
Net Assets		5,320,980

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)	Represents average annualized seven-day yield as of January 31, 2015.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>             Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1investments.

>             Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>             Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Bond & Notes	—	1,978,566	—	1,978,566
U.S. Government & Agency Obligations	—	1,722,979	—	1,722,979
U.S. Treasury Obligations	1,328,477	—	—	1,328,477
Municipal Bonds	—	110,587	—	110,587
Asset-Backed Securities — Non-Agency	—	90,275	—	90,275
Mortgage-Backed Securities	—	69,618	—	69,618
Foreign Government Obligations	—	31,220	—	31,220
Money Market Funds	830,978	—	—	830,978
Total	2,159,455	4,003,245	—	6,162,700

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

January 31, 2015 (Unaudited)

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds 98.5%

Alaska 4.1%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	115,806
North Slope Borough of Alaska
Series A
5.000%, 06/30/17	100,000	110,643
Total Alaska		226,449

Arizona 2.2%
City of Scottsdale
5.000%, 07/01/24	100,000	120,562

California 18.2%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	119,469
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	106,523
California State Public Works Board
Series A
Revenue Bonds
5.000%, 09/01/31	100,000	120,340
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	238,976
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	116,128
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	176,010
State of California
5.000%, 02/01/27	100,000	119,645
Total California		997,091

Colorado 2.0%
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	108,102

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Florida 7.8%

Citizens Property Insurance Corp. Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	166,411
County of Miami-Dade Florida Aviation Revenue
Series B
Revenue Bonds
5.000%, 10/01/32	120,000	142,001
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	115,109
Total Florida		423,521

Illinois 7.1%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	236,758
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	113,671
State of Illinois
5.250%, 02/01/31	35,000	39,321
Total Illinois		389,750

Indiana 1.9%
Indiana Health & Educational Facilities Financing Authority
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	104,947

Louisiana 1.5%
Parish of St. Charles Louisiana
Revenue Bonds
4.000%, 12/01/40	75,000	82,433

Maryland 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	233,552

Massachusetts 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	112,563

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)

Michigan 1.6%
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/32	75,000	87,239

Missouri 1.6%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
5.000%, 02/01/26	75,000	86,976

Nevada 2.9%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	157,841

New Jersey 5.6%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE
Revenue Bonds
5.000%, 09/01/23	165,000	188,351
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	117,894
Total New Jersey		306,245

New Mexico 2.0%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	110,868

New York 4.1%
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	111,725
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	113,313
Total New York		225,038

North Carolina 2.9%
Charlotte, North Carolina Airport Revenue
Series B
Revenue Bonds

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
5.000%, 07/01/16	150,000	159,556

Oklahoma 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	114,847

Pennsylvania 2.2%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	118,958

South Carolina 2.2%
County of Florence South Carolina
Revenue Bonds
5.000%, 11/01/32	100,000	119,412

Texas 11.7%
Central Texas Turnpike System
Series C
Revenue Bonds
5.000%, 08/15/32	50,000	57,616
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	117,452
Leander Independent School District
5.250%, 08/15/17	100,000	111,773
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	115,538
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/31	50,000	58,157
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	177,501
Total Texas		638,037

Washington 6.3%
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	91,161
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	115,144

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Port of Seattle Washington Revenue Authority
Series A
Revenue Bonds
5.500%, 09/01/20	115,000	140,338
Total Washington		346,643

Wisconsin 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	114,435
Total Municipal Bonds (Cost $4,995,890)		5,385,065

	Shares	Value ($)

Money Market Funds 1.9%
Dreyfus Tax Exempt Cash Management Institutional Shares 0.000%(a)	102,017	102,017
Total Money Market Funds
(Cost $102,017)		102,017
Total Investments
(Cost $5,097,907)		5,487,082
Other Assets & Liabilities, Net		(22,064)
Net Assets		5,465,018

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at January 31, 2015.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2015:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	—	5,385,065	—	5,385,065
Money Market Funds	102,017	—	—	102,017
Total	102,017	5,385,065	—	5,487,082

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows (unaudited)*:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Columbia Large Cap Growth ETF	$5,774,943	$776,085	$(125,656)	$650,429
Columbia Select Large Cap Growth ETF	7,933,752	1,176,571	(445,880)	730,691
Columbia Select Large Cap Value ETF	7,465,126	1,471,422	(293,447)	1,177,975
Columbia Core Bond ETF	5,862,882	320,419	(20,601)	299,818
Columbia Intermediate Municipal Bond ETF	5,097,907	389,175	—	389,175

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 24, 2015

By (Signature and Title)*	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 24, 2015

* Print the name and title of each signing officer under his or her signature.